Mineral Stream Interests - Schedule of Mineral Stream Interests (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gold interests [member] | Other gold interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	$ 40
Gold interests [member] | Other gold interests [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	63	$ 63
Gold interests [member] | Other gold interests [member] | Cangreios [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	29
Gold interests [member] | Other gold interests [member] | Curraghinalt [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	20
Gold interests [member] | Other gold interests [member] | Marmato [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		18
Gold interests [member] | Other gold interests [member] | Fenix [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		25
Gold interests [member] | Other gold interests [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		22
Gold interests [member] | Other gold interests [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		10
Silver interests [member] | Other silver interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	141
Silver interests [member] | Other silver interests [member] | Marmato [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		1
Silver interests [member] | Other silver interests [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		3
Accumulated impairment [member] | Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	120	120
Accumulated impairment [member] | Silver interests [member] | Pascua-Lama [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	$ 338	$ 338